Disclosure of detailed information about exploration and evaluation assets explanatory (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Statements [Line Items]
Exploration and evaluation assets, beginning of period	$ 29,406	$ 22,900
Additions	6,377	9,096
Foreign exchange movement	121	(2,590)
Exploration and evaluation assets, end of period	$ 35,904	$ 29,406